Impairment of long-lived assets	12 Months Ended
Mar. 31, 2017
Impairment of long-lived assets

7.    Impairment of long-lived assets:

Impairment of multimedia broadcasting business for mobile devices assets—

For the fiscal year ended March 31, 2015, NTT DOCOMO and its subsidiaries failed to meet the forecasted revenues of the multimedia broadcasting business for mobile devices due to new competition in content and services provided through smart phones and other devices, resulting in a significant increase in uncertainty over the likelihood of future significant improvement of the profitability of this business. This triggered NTT DOCOMO to conduct the recoverability for its long-lived assets, including property, plant and equipment and intangible assets, of the multimedia broadcasting business for the fiscal year ended March 31, 2015. The estimated undiscounted future cash flows generated by such long-lived assets were less than their carrying amounts. The fair value of long-lived assets related to the multimedia broadcasting business for mobile devices was estimated primarily based on the discounted cash flow method. As the discounted cash flows expected to be generated by the long-lived assets would be a negative, NTT DOCOMO recorded an impairment for the entire carrying amount of these assets. In addition, NTT DOCOMO estimated the fair value of certain equipment related to the multimedia broadcasting business based on the observable market transactions of comparable assets, such as the orderly liquidation value of each asset.

Consequently, a reduction of the carrying amounts to fair value was necessary resulting in NTT DOCOMO recording a non-cash impairment loss of ¥30,161 million as “Impairment losses—Other” in the consolidated statements of income, which included an impairment loss for the intangible assets of ¥6,365 million.

During the fiscal year ended March 31, 2016, NTT DOCOMO also recorded a non-cash impairment loss of ¥4,542 million in “Impairment losses—Other” in the consolidated statements of income, related to the multimedia broadcasting business for mobile devices assets which included an impairment loss for the intangible assets of ¥733 million.

NTT DOCOMO terminated the multimedia broadcasting business for mobile devices on June 30, 2016. The termination did not result in the recognition of impairment losses.